Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Small Cap Value (the “fund)
Supplement to the Currently Effective Prospectuses
* * *
The following information supplements and supersedes certain corresponding information contained in the Prospectuses, as applicable, concerning the fund.
* * *
MANAGEMENT FEE REDUCTION:
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Summary section of the Prospectuses are deleted in their entirety and replaced with the following, as applicable:

Class	I	I2	R6
Management fees[1]	0.88%	0.88%	0.88%
Distribution and service (12b‑1) fees	None	None	None
Other expenses	0.17%	0.07%	0.07%[2]
Total annual fund operating expenses	1.05%	0.95%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
The “Example” tables included in the Summary section of the Prospectuses are deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$107	$334	$579	$1,283
Class I2	$97	$303	$525	$1,166
Class R6	$97	$303	$525	$1,166
* * *
Investors Should Retain this Supplement for Future Reference
August 30, 2024

Transamerica International Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Small Cap Value (the “fund)
Supplement to the Currently Effective Prospectuses
* * *
The following information supplements and supersedes certain corresponding information contained in the Prospectuses, as applicable, concerning the fund.
* * *
MANAGEMENT FEE REDUCTION:
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Summary section of the Prospectuses are deleted in their entirety and replaced with the following, as applicable:

Class	I	I2	R6
Management fees[1]	0.88%	0.88%	0.88%
Distribution and service (12b‑1) fees	None	None	None
Other expenses	0.17%	0.07%	0.07%[2]
Total annual fund operating expenses	1.05%	0.95%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
The “Example” tables included in the Summary section of the Prospectuses are deleted in their entirety and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$107	$334	$579	$1,283
Class I2	$97	$303	$525	$1,166
Class R6	$97	$303	$525	$1,166
* * *
Investors Should Retain this Supplement for Future Reference
August 30, 2024

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Transamerica International Small Cap Value | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	$ 1,283
Transamerica International Small Cap Value | Class I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	$ 1,166
Transamerica International Small Cap Value | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	$ 1,166

[1]	Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
[2]	Other expenses are based on estimated amounts for the current fiscal year.